Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	Emerging Markets Growth Fund, Inc.
Entity Central Index Key	0000794458
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2022
Document Effective Date	May 01, 2022
Prospectus Date	Sep. 01, 2021
EMERGING MARKETS GROWTH FUND INC | Class M
Prospectus:
Trading Symbol	EMRGX
EMERGING MARKETS GROWTH FUND INC | Class F-3
Prospectus:
Trading Symbol	EMGEX
EMERGING MARKETS GROWTH FUND INC | Class R-6
Prospectus:
Trading Symbol	REFGX